SEGMENT INFORMATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) segment	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
SEGMENT INFORMATION
Number of reportable segments | segment	5	5
Number of operating segments | segment	5	5
Number of customers	no	no	no	no
Net revenues	¥ 94,580,205	$ 13,524,789	¥ 93,457,498	¥ 77,776,932
Property leasing costs, commission and compensation	(20,020,954)	(2,862,958)	(13,619,506)	(6,163,044)
Cost related to stores	(2,851,831)	(407,806)	(2,854,988)	(2,872,093)
Other costs	(2,383,938)	(340,898)	(2,138,510)	(1,882,952)
Sales and marketing expenses	(7,328,909)	(1,048,020)	(7,783,341)	(6,654,178)
General and administrative expenses	(8,075,414)	(1,154,769)	(8,960,747)	(8,236,569)
Research and development expenses	(2,580,564)	(369,016)	(2,283,424)	(1,936,780)
Impairment of goodwill, intangible assets and other long-lived assets	(116,332)	(16,635)	(151,576)	(93,417)
Total operating expenses	18,101,219	2,588,440	19,179,088	16,920,944
Income from operations	2,110,858	$ 301,849	3,764,967	4,797,070
Existing home transaction services
SEGMENT INFORMATION
Net revenues	25,020,035		28,201,003	27,954,135
Commission and compensation costs	(15,185,117)		(16,016,079)	(14,762,910)
Total segment contribution	9,834,918		12,184,924	13,191,225
New home transaction services
SEGMENT INFORMATION
Net revenues	30,597,319		33,653,403	30,575,778
Commission and compensation costs	(22,950,571)		(25,304,481)	(22,455,253)
Total segment contribution	7,646,748		8,348,922	8,120,525
Home renovation and furnishing
SEGMENT INFORMATION
Net revenues	15,426,141		14,768,947	10,850,497
Material costs, commission and compensation	(10,581,816)		(10,229,696)	(7,705,325)
Total segment contribution	4,844,325		4,539,251	3,145,172
Home rental services
SEGMENT INFORMATION
Net revenues	21,900,320		14,334,479	6,099,747
Property leasing costs, commission and compensation	(20,020,954)		(13,619,506)	(6,163,044)
Total segment contribution	1,879,366		714,973	(63,297)
Emerging and other services
SEGMENT INFORMATION
Net revenues	1,636,390		2,499,666	2,296,775
Commission and compensation costs	(393,901)		(350,183)	(217,341)
Total segment contribution	¥ 1,242,489		¥ 2,149,483	¥ 2,079,434